INTERBANK BORROWINGS (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Interbank borrowings	$ 1,788,626	$ 1,698,357
Loans From Financial Institutions And The Central Bank Of Chile [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		5
Loans From Financial Institutions And The Central Bank Of Chile [Member] | Borrowings And Other Obligations [Member]
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Interbank borrowings		5
Loans From Domestic Financial Institutions [Member]
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Interbank borrowings		480
Loans From Foreign Financial Institutions [Member]
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Interbank borrowings	1,787,943	1,554,071
Loans From Foreign Financial Institutions [Member] | Bank Of America N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	338,906	228,309
Loans From Foreign Financial Institutions [Member] | Sumitomo Mitsui Banking Corporation [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	278,761	259,199
Loans From Foreign Financial Institutions [Member] | Citibank N.A. [Member]
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Interbank borrowings	241,041	191,494
Loans From Foreign Financial Institutions [Member] | Mizuho Bank Ltd. NY. [Member]
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Interbank borrowings	223,829	215,967
Loans From Foreign Financial Institutions [Member] | Wells Fargo Bank N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	216,749	235,058
Loans From Foreign Financial Institutions [Member] | The Bank of Nova Scotia [Member]
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Interbank borrowings	163,927	86,419
Loans From Foreign Financial Institutions [Member] | The Bank of New York Mellon [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	69,921	30,839
Loans From Foreign Financial Institutions [Member] | Corporacion Andina De Fomento [Member]
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Interbank borrowings	52,371
Loans From Foreign Financial Institutions [Member] | Standard Chartered Bank [Member]
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Interbank borrowings	50,960	225,966
Loans From Foreign Financial Institutions [Member] | Barclays Bank PLC London [Member]
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Interbank borrowings	34,965	30,886
Loans From Foreign Financial Institutions [Member] | HSBC Bank Plc NY [Member]
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Interbank borrowings	34,936	30,875
Loans From Foreign Financial Institutions [Member] | Wachovia Bank, NA [Member]
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Interbank borrowings	33,499
Loans From Foreign Financial Institutions [Member] | Banco Santander Brasil S.A. [Member]
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Interbank borrowings	8,040	5,225
Loans From Foreign Financial Institutions [Member] | Bank of China [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	7,777	831
Loans From Foreign Financial Institutions [Member] | Banco Santander - Hong Kong [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	6,047	8,341
Loans From Foreign Financial Institutions [Member] | Deutsche Bank A.G. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	5,558	157
Loans From Foreign Financial Institutions [Member] | Bnp Paribas, Hong Kong Branch [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	3,554
Loans From Foreign Financial Institutions [Member] | Keb Hana Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	2,318	396
Loans From Foreign Financial Institutions [Member] | Rabobank, Hong Kong Branch [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	1,548
Loans From Foreign Financial Institutions [Member] | Hong Kong and Shanghai Banking [Member]
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Interbank borrowings	1,300	222
Loans From Foreign Financial Institutions [Member] | Banco Santander Central Hispano [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	1,295	312
Loans From Foreign Financial Institutions [Member] | Unicredito Italiano [Member]
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Interbank borrowings	1,117	264
Loans From Foreign Financial Institutions [Member] | Bank of Tokyo Mitsubishi [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	1,032	453
Loans From Foreign Financial Institutions [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	888
Loans From Foreign Financial Institutions [Member] | Standard Chartered Bank Malays [Member]
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Interbank borrowings	843
Loans From Foreign Financial Institutions [Member] | Dexia Bank SA [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	789
Loans From Foreign Financial Institutions [Member] | Banque Bruxelles Lambert S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	509
Loans From Foreign Financial Institutions [Member] | Hsbc Bank Usa [Member]
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Interbank borrowings	394	38
Loans From Foreign Financial Institutions [Member] | Shinhan Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	380	394
Loans From Foreign Financial Institutions [Member] | United Bank of India [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	378
Loans From Foreign Financial Institutions [Member] | Woori Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	356	105
Loans From Foreign Financial Institutions [Member] | State Bank of India [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	331	110
Loans From Foreign Financial Institutions [Member] | Banca Commerciale Italiana S.P. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	288	31
Loans From Foreign Financial Institutions [Member] | Shanghai Pudong Development [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	237
Loans From Foreign Financial Institutions [Member] | Banco de Galicia Y Buenos Aires [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	231
Loans From Foreign Financial Institutions [Member] | Bank of East Asia, Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	205	241
Loans From Foreign Financial Institutions [Member] | First Union National Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	201	35
Loans From Foreign Financial Institutions [Member] | Industrial Bank of Korea [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	195
Loans From Foreign Financial Institutions [Member] | Canara Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	237	224
Loans From Foreign Financial Institutions [Member] | Banca Monte dei Paschi di Siena [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	179	162
Loans From Foreign Financial Institutions [Member] | Metropolitan Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	170	87
Loans From Foreign Financial Institutions [Member] | Hua Nan Commercial Bank Ltd. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	164	349
Loans From Foreign Financial Institutions [Member] | Credit Lyonnais [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	139
Loans From Foreign Financial Institutions [Member] | Bank of Shanghai [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	134
Loans From Foreign Financial Institutions [Member] | Bank of Taiwan [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	127	136
Loans From Foreign Financial Institutions [Member] | Agricultural Bank of China [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	106	295
Loans From Foreign Financial Institutions [Member] | Akbank T,A,S, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	106
Loans From Foreign Financial Institutions [Member] | Credit Agricole [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	106
Loans From Foreign Financial Institutions [Member] | Banco Bradesco S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	89
Loans From Foreign Financial Institutions [Member] | Oriental Bank of Commerce [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	87
Loans From Foreign Financial Institutions [Member] | Kookmin Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	78	201
Loans From Foreign Financial Institutions [Member] | Banca Nazionale Del Lavoro S,P [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	77
Loans From Foreign Financial Institutions [Member] | Hsbc Bank Middle East [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	77
Loans From Foreign Financial Institutions [Member] | International Commercial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	70	221
Loans From Foreign Financial Institutions [Member] | Taiwan Cooperative Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	66	159
Loans From Foreign Financial Institutions [Member] | Banca Lombarda E Piemontese S. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	60
Loans From Foreign Financial Institutions [Member] | Hanvit Bank [Member]
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Interbank borrowings	58	55
Loans From Foreign Financial Institutions [Member] | Bank of India [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	51
Loans From Foreign Financial Institutions [Member] | Caixabank S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	44
Loans From Foreign Financial Institutions [Member] | Fortis Bank S.A./N.V. Brussels [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	42	15
Loans From Foreign Financial Institutions [Member] | Banco de la Republica Oriental [Member]
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Interbank borrowings	41
Loans From Foreign Financial Institutions [Member] | Bank of Baroda [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	37
Loans From Foreign Financial Institutions [Member] | China Construccion Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	35	90
Loans From Foreign Financial Institutions [Member] | Banco Internacional S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	33
Loans From Foreign Financial Institutions [Member] | Joint Stock Commercial Bank Fo, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	33
Loans From Foreign Financial Institutions [Member] | Shanghai Commercial and Saving [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	33
Loans From Foreign Financial Institutions [Member] | Banistmo S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	32
Loans From Foreign Financial Institutions [Member] | Banca Popolare Dell'Emilia Rom [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	31	53
Loans From Foreign Financial Institutions [Member] | Bank of Montreal [Member]
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Interbank borrowings	31	30
Loans From Foreign Financial Institutions [Member] | Raiffeisen Bank Polska S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	31
Loans From Foreign Financial Institutions [Member] | Casa Di Risparmo De Padova E.R. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	30	56
Loans From Foreign Financial Institutions [Member] | Industrial And Commercial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	30	119
Loans From Foreign Financial Institutions [Member] | Hdfc Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	28
Loans From Foreign Financial Institutions [Member] | Bankinter S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	24
Loans From Foreign Financial Institutions [Member] | Kbc Bank Nv [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	23
Loans From Foreign Financial Institutions [Member] | Banco Bpm SPA [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	21
Loans From Foreign Financial Institutions [Member] | Cassa Di Risparmio In Bologna [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	21
Loans From Foreign Financial Institutions [Member] | Banco De Sabadell S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	20
Loans From Foreign Financial Institutions [Member] | Banco Commerzbank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	19
Loans From Foreign Financial Institutions [Member] | Taiwan Business Bank [Member]
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Interbank borrowings	19	19
Loans From Foreign Financial Institutions [Member] | Cajas Rurales Unidas [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	18
Loans From Foreign Financial Institutions [Member] | Chang Hwa Commercial Bank Ltd. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	18	14
Loans From Foreign Financial Institutions [Member] | U,S. Bank Formerly First Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	18
Loans From Foreign Financial Institutions [Member] | United World Chinese Commercia [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	15
Loans From Foreign Financial Institutions [Member] | Banco Itau S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	14
Loans From Foreign Financial Institutions [Member] | Mega International Commercial [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	9
Loans From Foreign Financial Institutions [Member] | Banca Popolare Di Milano S,C,A [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	6
Loans From Foreign Financial Institutions [Member] | Hang Seng Bank (China) Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	6
Loans From Foreign Financial Institutions [Member] | Sumitono Mitsui [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	4
Loans From Foreign Financial Institutions [Member] | Development Bank Of Singapore [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	3
Loans From Foreign Financial Institutions [Member] | Abanca Corporacion Bancaria SA [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		60
Loans From Foreign Financial Institutions [Member] | Australia And New Zealand Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		62
Loans From Foreign Financial Institutions [Member] | Banca Delle Marche Spa [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		76
Loans From Foreign Financial Institutions [Member] | Banco Bradesco S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		50
Loans From Foreign Financial Institutions [Member] | Banco Caixa Geral. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		33
Loans From Foreign Financial Institutions [Member] | Banco Commerzbank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		145
Loans From Foreign Financial Institutions [Member] | Banco de occidente [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		282
Loans From Foreign Financial Institutions [Member] | Banco De Sabadell S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		10
Loans From Foreign Financial Institutions [Member] | Banco Do Brasil S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		268
Loans From Foreign Financial Institutions [Member] | Banco Internacional S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		33
Loans From Foreign Financial Institutions [Member] | Banco Popolare Soc Coop [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		6
Loans From Foreign Financial Institutions [Member] | Banco Popular Espanol S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		19
Loans From Foreign Financial Institutions [Member] | Bancolombia S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		94
Loans From Foreign Financial Institutions [Member] | Bank Austria A.G. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		2,317
Loans From Foreign Financial Institutions [Member] | Bank of Communications [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		93
Loans From Foreign Financial Institutions [Member] | Bank Of Nova Scotia [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		112
Loans From Foreign Financial Institutions [Member] | Banque Generale Du Luxembourg [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		207
Loans From Foreign Financial Institutions [Member] | Cassa Di Risparmio Di Parma E [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		93
Loans From Foreign Financial Institutions [Member] | Citic Industrial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		39
Loans From Foreign Financial Institutions [Member] | Corporacion Andina De Fomento [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		31,075
Loans From Foreign Financial Institutions [Member] | European Investment Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		12,629
Loans From Foreign Financial Institutions [Member] | Habib Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		34
Loans From Foreign Financial Institutions [Member] | Hang Seng Bank Ltd. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		39
Loans From Foreign Financial Institutions [Member] | Hsbc Bank Plc [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		30,838
Loans From Foreign Financial Institutions [Member] | Icici Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		8
Loans From Foreign Financial Institutions [Member] | J.P. Morgan Chase Bank N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		154
Loans From Foreign Financial Institutions [Member] | Kasikornbank Public Company Li. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		25
Loans From Foreign Financial Institutions [Member] | Liu Chong Hing Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		21
Loans From Foreign Financial Institutions [Member] | Mizuho Corporate Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		331
Loans From Foreign Financial Institutions [Member] | Punjab National Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		47
Loans From Foreign Financial Institutions [Member] | Shanghai Pudong Development [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		714
Loans From Foreign Financial Institutions [Member] | Societe Generale [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		56
Loans From Foreign Financial Institutions [Member] | Thai Military Bank Public Comp [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		377
Loans From Foreign Financial Institutions [Member] | The Toronto-Dominion Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		62,743
Loans From Foreign Financial Institutions [Member] | Yapi Ve Kredi Bankasi A.S. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		155
Loans From Foreign Financial Institutions [Member] | Zhejiang Commercial Bank Ltd. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		175
Loans from foreign financial institutions, continuacion [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	1,788,626	1,698,357
Loans from foreign financial institutions, continuacion [Member] | Subtotal [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	$ 683	$ 143,801